Segment Reporting (Long-Lived Assets By Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Long-lived assets	$ 7,393	$ 6,962	$ 6,537
European Union [Member]
Segment Reporting Information [Line Items]
Long-lived assets	3,403	3,065	2,938
Eastern Europe, Middle East & Africa [Member]
Segment Reporting Information [Line Items]
Long-lived assets	1,265	1,215	1,094
Asia [Member]
Segment Reporting Information [Line Items]
Long-lived assets	1,758	1,824	1,681
Latin America & Canada [Member]
Segment Reporting Information [Line Items]
Long-lived assets	759	719	678
Total Reportable Segments [Member]
Segment Reporting Information [Line Items]
Long-lived assets	7,185	6,823	6,391
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 208	$ 139	$ 146